Description of Business - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 08, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Description Of Business [Line Items]
Business acquisition upfront cash payment		$ 0	$ 1,000,000	$ 1,000,000	$ 0
NeoForce, Inc [Member] | NeoForce Group, Inc. [Member]
Description Of Business [Line Items]
Business acquisition upfront cash payment	$ 1,000,000